Segments, Customers And Geographic Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segments, Customers And Geographic Information [Line Items]
Number of reportable segments	1
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Segments, Customers And Geographic Information [Line Items]
Amount of export revenues represented	79.00%	89.00%	96.00%